Income Tax Expense (Benefit) Computed by Applying United States Federal Statutory Income Tax Rate to Income Before Income Taxes (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Reversal of deferred tax liabilities due to transfer/closure of certain affiliated entities	$ 9,600